Related Party Transactions	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Related Party Transactions	RELATED PARTY TRANSACTIONS:
Prior to the completion of the August Secondary Offering, Onex beneficially owned, controlled, or directed, directly or indirectly, all of our issued and outstanding MVS. Accordingly, Onex had the ability to exercise significant influence over our business and affairs and generally had the power to determine all matters submitted to a vote of our shareholders where the SVS and MVS vote together as a single class. Mr. Gerald Schwartz, the Chairman of the Board of Onex, indirectly owns shares representing the majority of the voting rights of the shares of Onex. However, upon completion of the August Secondary Offering, we have no MVS outstanding and Onex is no longer our controlling shareholder.
In connection with the June Secondary Offering and August Secondary Offering, we entered into underwriting agreements with Onex and certain underwriters. We also agreed to indemnify Onex and the underwriters against certain claims, including claims under the U.S. Securities Act and applicable Canadian securities laws, based on the relevant U.S. registration statement and related U.S. and Canadian prospectuses.
    Prior to September 3, 2023, we were a party to the Services Agreement with Onex for the services of Mr. Tawfiq Popatia, an officer of Onex, as a director of Celestica, pursuant to which Onex received an annual fee of $0.235 (payable in DSUs) in equal quarterly installments in arrears, for such services. Mr. Popatia resigned from our Board, and the Services Agreement terminated automatically pursuant to its terms, on September 3, 2023. In accordance with the provisions of the Services Agreement, we paid Onex approximately $9.2 in cash on October 18, 2023 to settle Onex’s outstanding DSUs.
Compensation of key management personnel:
    Our key management team consists of directors and senior executive officers. The aggregate compensation expenses we recognized under IFRS for our directors and senior executive officers for the periods shown were as follows:

	Year ended December 31
	2021	2022	2023
Short-term employee benefits and costs	$7.3	$9.7	$9.6
Post-employment and other long-term benefits	0.6	0.5	0.6
SBC (including DSUs and RSUs to eligible directors)	17.3	25.5	29.2
	$25.2	$35.7	$39.4